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QUARTERLY REPORT

Tuttle Capital Space Industry Income Blast ETF

Schedule of InvestmentsMarch 31, 2026 (unaudited)

		Principal	Value
86.13%	US TREASURY BILLS
	United States Treasury Bill 09/03/2026 3.605%(A)	$1,160,000	$1,142,117

86.13%	TOTAL US TREASURY BILLS		1,142,117
	(Cost: $1,142,399)
		Shares	Value
5.40%	MONEY MARKET FUND
	First American Money Market Funds 3.580%(B)	71,619	$71,619
	(Cost: $71,619)

26.77%	OPTIONS PURCHASED
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
26.17%	CALL OPTIONS
	AST SpaceMobile, Inc.	13	107,731.00	90.00	46,220.00	20,150
	Blacksky Technology, Inc.	48	120,768	22.50	08/21/2026	39,600
	Firefly Aerospace, Inc.	48	136,656	20.00	09/18/2026	55,008
	Globalstar, Inc.	19	126,198	55.00	07/17/2026	28,557
	Intuitive Machines, Inc.	65	120,640	18.00	09/18/2026	35,945
	Iridium Communications, Inc.	46	127,604	25.00	07/17/2026	21,804
	Planet Labs PBC	47	131,365	25.00	07/17/2026	36,284
	Redwire Corp.	119	101,150	9.00	08/21/2026	22,015
	Rocket Lab Corp.	16	102,752	70.00	07/17/2026	16,016
	Spire Global, Inc.	107	134,606	10.00	08/21/2026	42,800
	Viasat, Inc.	24	109,920	44.00	09/18/2026	28,800
	TOTAL CALL OPTIONS					346,979
	(Cost: $323,216)

QUARTERLY REPORT

Tuttle Capital Space Industry Income Blast ETF

Schedule of Investments (continued)March 31, 2026 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.60%	PUT OPTIONS
	AST SpaceMobile, Inc.	13	$107,731	$65.00	04/02/2026	$117
	Blacksky Technology, Inc.	48	120,768	15.00	04/17/2026	720
	Firefly Aerospace, Inc.	48	136,656	14.00	04/02/2026	48
	Globalstar, Inc.	19	126,198	45.00	04/17/2026	617
	Intuitive Machines, Inc.	65	120,640	12.00	04/02/2026	2,958
	Iridium Communications, Inc.	46	127,604	15.00	04/17/2026	1,035
	Planet Labs PBC	47	131,365	15.00	04/02/2026	118
	Redwire Corp.	119	101,150	7.00	04/02/2026	297
	Rocket Lab Corp.	16	102,752	50.00	04/02/2026	64
	Spire Global, Inc.	107	134,606	7.00	05/15/2026	1,070
	Viasat, Inc.	24	109,920	35.00	04/17/2026	1,020
	TOTAL PUT OPTIONS					8,064
	(Cost: $17,268)

26.77%	TOTAL OPTIONS PURCHASED					355,043
	(Cost: $340,484)

0.00%	TOTAL INVESTMENTS
	(Cost: $1,554,501)					1,568,779
(18.31%)	Liabilities in excess of other assets					(242,739)
(18.31%)	NET ASSETS					$1,326,040

(A)Zero coupon security. The rate shown is the yield-to-maturity on the date of March 31, 2026.

(B)Effective 7 day yield as of March 31, 2026.

(C)Non-income producing.

QUARTERLY REPORT

Tuttle Capital Space Industry Income Blast ETF

Schedule of Options WrittenMarch 31, 2026 (unaudited)

(18.29%)	OPTIONS WRITTEN
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(18.29%)	PUT OPTIONS
	AST SpaceMobile, Inc.	13	$(107,731)	$75.00	04/02/2026	$(624)
	AST SpaceMobile, Inc.	13	(107,731)	90.00	07/17/2026	(28,795)
	Blacksky Technology, Inc.	48	(120,768)	20.00	04/17/2026	(3,360)
	Blacksky Technology, Inc.	48	(120,768)	22.50	08/21/2026	(26,880)
	Firefly Aerospace, Inc.	48	(136,656)	17.00	04/02/2026	(1,680)
	Firefly Aerospace, Inc.	48	(136,656)	20.00	09/18/2026	(16,080)
	Globalstar, Inc.	19	(126,198)	50.00	04/17/2026	(475)
	Globalstar, Inc.	19	(126,198)	55.00	07/17/2026	(6,080)
	Intuitive Machines, Inc.	65	(120,640)	15.00	04/02/2026	(325)
	Intuitive Machines, Inc.	65	(120,640)	18.00	09/18/2026	(30,225)
	Iridium Communications, Inc.	46	(127,604)	20.00	04/17/2026	(1,725)
	Iridium Communications, Inc.	46	(127,604)	25.00	07/17/2026	(9,545)
	Planet Labs PBC	47	(131,365)	20.00	04/02/2026	(47)
	Planet Labs PBC	47	(131,365)	25.00	07/17/2026	(21,902)
	Redwire Corp.	119	(101,150)	8.00	04/02/2026	(1,190)
	Redwire Corp.	119	(101,150)	9.00	08/21/2026	(28,560)
	Rocket Lab Corp.	16	(102,752)	60.00	04/02/2026	(880)
	Rocket Lab Corp.	16	(102,752)	70.00	07/17/2026	(24,144)
	Spire Global, Inc.	107	(134,606)	8.00	05/15/2026	(1,070)
	Spire Global, Inc.	107	(134,606)	10.00	08/21/2026	(14,713)
	Viasat, Inc.	24	(109,920)	40.00	04/17/2026	(3,000)
	Viasat, Inc.	24	(109,920)	44.00	09/18/2026	(21,240)
	(Premiums Received: $303,669)					(242,540)

(18.29%)	TOTAL OPTIONS WRITTEN					$(242,540)
	(Premiums Received: $303,669)

QUARTERLY REPORT

Tuttle Capital Space Industry Income Blast ETF

Schedule of Options WrittenMarch 31, 2026 (unaudited)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
ASSETS
US Treasury Bills	$—	$1,142,117	$—	$1,142,117
Money Market Fund	71,619	—	—	71,619
Options Purchased	—	355,043	—	355,043
	$71,619	$1,497,160	$—	$1,568,779
LIABILITIES
Options Written	$—	$(242,540)	$—	$(242,540)
	$—	$(242,540)	$—	$(242,540)

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $1,250,832, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$125,040
Gross unrealized depreciation	(49,634)
Net unrealized appreciation	$75,407